Subsequent Events (Details)				2 Months Ended	6 Months Ended
	Oct. 15, 2025 shares	Oct. 13, 2025 USD ($) $ / shares shares	Feb. 13, 2025 shares	Nov. 30, 2025 USD ($) shares	Sep. 30, 2025 USD ($) shares	Nov. 19, 2025 USD ($)	Nov. 19, 2025 SGD ($)
Subsequent Events [Line Items]
Aggregate consideration shares issuance (in Shares) | shares					2,126,729
Aggregate consideration amount					$ 13,000,000
Bears interest prime plus rate					6.00%
Converted ordinary shares (in Shares) | shares			1		7,338,887
Subsequent Event [Member]
Subsequent Events [Line Items]
Aggregate consideration shares issuance (in Shares) | shares	547,183
Facility agreement amount						$ 2,500,000
Bears interest prime plus rate						2.00%	2.00%
Secured fixed deposit (in Dollars)							$ 250,000
Subsequent Event [Member] | Convertible Debt [Member]
Subsequent Events [Line Items]
Converted ordinary shares (in Shares) | shares				745,623
Subsequent Event [Member] | Unsecured Debt [Member]
Subsequent Events [Line Items]
Interest payable				$ 1,107,223
Subsequent Event [Member] | Facility Agreement [Member]
Subsequent Events [Line Items]
Facility agreement amount						$ 2,500,000
4Divinity SG [Member]
Subsequent Events [Line Items]
Equity interest percentage					4.90%
4Divinity SG [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Aggregate consideration shares issuance (in Shares) | shares		5,200,000
Price per share (in Dollars per share) | $ / shares		$ 2.5
Aggregate consideration shares value		$ 13,000,000